Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 761,862	$ 117,097	¥ 597,891	¥ 526,302
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	135	21	4,746	210
Depreciation and amortization	81,964	12,598	61,320	34,418
Share-based compensation	93,635	14,391	79,171	67,672
Income from equity in affiliates	(92,136)	(14,161)	(22,343)	(21,353)
Provision for loan losses	2,093	322	(184)	168
Amortization of unearned income for financial lease	(11,723)	(1,802)
Changes in investment fair value in the consolidated funds	3,608	555
Changes in operating assets and liabilities:
Accounts receivable	21,464	3,327	(81,785)	(54,277)
Amounts due from related parties	(173,775)	(26,709)	(94,108)	(86,363)
Other current assets	(96,470)	(14,827)	(13,637)	(16,631)
Other non-current assets	3,055	470	(12,263)	(3,411)
Accrued payroll and welfare expenses	53,140	8,167	82,700	174,226
Income taxes payable	(3,487)	(536)	(38,489)	6,204
Deferred revenues	108,002	16,600	24,827	(29,284)
Other current liabilities	124,293	19,074	(25,235)	167,616
Other non-current liabilities	31,882	4,900	(1,091)	46,826
Amounts due to related parties	(11,997)	(1,844)	12,272
Uncertain tax position liabilities			(67)	(11,060)
Deferred tax assets and liabilities	(16,928)	(2,602)	(12,566)	(7,770)
Acquisitions and sales of financial products	(250,068)	(38,435)	124,970	(118,360)
Other operating cash flows	(166)	(25)	118
Net cash (used in) provided by operating activities	628,383	96,581	686,247	675,133
Cash flows from investing activities:
Purchases of property and equipment	(152,712)	(23,471)	(101,369)	(136,290)
Purchase of held-to-maturity investments	(101,000)	(15,523)	(574,180)	(25,240)
Proceeds from redemption of held-to-maturity investments	180,580	27,755	454,840	46,400
Purchases of trading securities investments				(95,000)
Proceeds on trading securities investments				95,000
Purchases of available-for-sale investments	(663,537)	(101,984)	(678,817)	(3,670,108)
Proceeds from sale or redemption of available-for-sale investments	721,487	110,891	908,628	3,346,540
Purchase of long-term investments	(371,917)	(57,163)	(91,178)	(222,369)
Proceeds from sale of long-term investments	63,836	9,811		32,440
Purchase of investment held by consolidated fund	(52,638)	(8,090)
Increase in investment in affiliates	(341,951)	(52,557)	(192,387)	(94,423)
Capital return from investment in affiliates	49,099	7,546		11,852
Proceeds from disposal of a subsidiary, net of cash deconsolidated	(5,009)	(770)
Purchase of loan receivables from factoring business	(200,000)	(30,739)	(4,633,209)
Collection of loan receivables from factoring business	700,000	107,588	4,122,000
Net cash used in investing activities	(833,857)	(128,161)	(883,793)	(759,462)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	19,692	3,027	4,539	4,351
Contribution from non-controlling shareholders of subsidiaries	35,123	5,398	166,698	38,782
Increase in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary			336,000
Decrease in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary	(343,346)	(52,771)
Return of non-controlling interests of subsidiaries	(1,970)	(303)		(4,000)
Prepayment from an investor to acquire interest in one subsidiary	30,000	4,613
Payments related to transfer of rights to the loan receivables from factoring business	200,000	30,739	4,304,210
Proceeds related to transfer of rights to the loan receivables from factoring business	(700,000)	(107,588)	(3,804,210)
Payment for repurchase of ordinary shares	(31,288)	(4,809)	(12,602)	(44,586)
Repayment of short-term bank loan				(50,000)
Proceeds from convertible notes				518,224
Net cash provided by (used in) financing activities	(791,789)	(121,694)	994,635	462,771
Effect of exchange rate changes	(79,494)	(12,218)	52,497	4,277
Net increases (decrease) in cash, cash equivalents and restricted cash	(1,076,757)	(165,492)	849,586	382,719
Cash, cash equivalents and restricted cash-beginning of the period	2,983,510	458,555	2,133,924	1,751,205
Cash, cash equivalents and restricted cash-end of the period	1,906,753	293,063	2,983,510	2,133,924
Supplemental disclosure of cash flow information:
Cash paid for income taxes	205,039	31,544	205,052	130,495
Cash paid for interest expenses	23,737	3,648	18,380	9,069
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	3,577	550	11,209	13,391
Conversion of convertible notes	33,266	5,113
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	1,906,753	293,063	2,982,510	2,132,924
Restricted cash	0		1,000	1,000
Cash, cash equivalents and restricted cash-end of the period	1,906,753	293,063	2,983,510	2,133,924
Related Parties
Cash flows from investing activities:
Loans disbursement	(101,639)	(15,622)	(106,495)	(4,000)
Principal collection of loans originated to third parties	95,116	14,619		45,000
Third Parties
Cash flows from investing activities:
Loans disbursement	(5,532,111)	(850,270)	(1,698,250)	(960,113)
Principal collection of loans originated to third parties	¥ 4,878,539	$ 749,818	¥ 1,706,624	¥ 870,849